Discontinued operations - Other income and other gain (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Bank interest income	$ 1,042	$ 1,846	$ 3,570
Net foreign exchange (loss)/gain	(837)	7	376
Sundry income	105	153	79
Other income and other net gain/(losses)	614	2,006	4,133
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Bank interest income	50	193	373
Net foreign exchange (loss)/gain	283	314	(71)
Sundry income	4,701	278	362
Other income and other net gain/(losses)	5,034	785	664
Discontinued operations | Prevention and diagnostics - COVID-19 related and EMEA operations
Disclosure of analysis of single amount of discontinued operations [line items]
Bank interest income	0	0	19
Net foreign exchange (loss)/gain	(4)	1	(25)
Sundry income	4,594	45	296
Other income and other net gain/(losses)	4,590	46	290
Discontinued operations | ACT genomics
Disclosure of analysis of single amount of discontinued operations [line items]
Bank interest income	50	193	354
Net foreign exchange (loss)/gain	287	313	(46)
Sundry income	107	233	66
Other income and other net gain/(losses)	$ 444	$ 739	$ 374